Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.67%
Aerospace & Defense–1.80%
BWX Technologies, Inc.	90,582	$4,878,746
Curtiss-Wright Corp.(b)	64,431	9,674,959
		14,553,705
Air Freight & Logistics–0.74%
Hub Group, Inc., Class A(c)	78,057	6,026,781
Airlines–0.51%
Spirit Airlines, Inc.(c)	188,856	4,130,281
Alternative Carriers–0.94%
EchoStar Corp., Class A(b)(c)	312,512	7,606,542
Aluminum–0.91%
Kaiser Aluminum Corp.	78,258	7,368,773
Application Software–5.19%
Bottomline Technologies (DE), Inc.(c)	139,822	7,925,111
Consensus Cloud Solutions, Inc.(c)	77,880	4,682,924
Envestnet, Inc.(b)(c)	66,285	4,934,256
Olo, Inc., Class A(b)(c)	153,195	2,029,834
Paycor HCM, Inc.(b)(c)	354,536	10,320,543
Q2 Holdings, Inc.(c)	151,148	9,318,274
Sprout Social, Inc., Class A(c)	35,392	2,835,607
		42,046,549
Asset Management & Custody Banks–2.02%
Federated Hermes, Inc., Class B(b)	230,337	7,845,278
Focus Financial Partners, Inc., Class A(c)	185,768	8,497,028
		16,342,306
Auto Parts & Equipment–2.23%
Dorman Products, Inc.(c)	99,570	9,462,137
Visteon Corp.(b)(c)	78,513	8,568,124
		18,030,261
Automotive Retail–2.79%
AutoNation, Inc.(c)	139,557	13,897,086
Monro, Inc.(b)	196,668	8,720,259
		22,617,345
Biotechnology–1.22%
Avid Bioservices, Inc.(b)(c)	341,070	6,947,596
Twist Bioscience Corp.(c)	58,937	2,910,309
		9,857,905
Building Products–2.26%
Masonite International Corp.(b)(c)	81,131	7,215,791
Zurn Water Solutions Corp.	313,173	11,086,324
		18,302,115
Casinos & Gaming–0.56%
Boyd Gaming Corp.(b)	68,852	4,529,085
Construction & Engineering–1.35%
Primoris Services Corp.	172,238	4,102,709
Shares		Value
Construction & Engineering–(continued)
Valmont Industries, Inc.(b)	28,588	$6,821,097
		10,923,806
Construction Machinery & Heavy Trucks–0.64%
Allison Transmission Holdings, Inc.	131,537	5,164,143
Construction Materials–1.28%
Summit Materials, Inc., Class A(c)	335,038	10,406,280
Data Processing & Outsourced Services–1.05%
Paya Holdings, Inc., Class A(c)	731,591	4,287,123
Payoneer Global, Inc.(c)	939,803	4,191,522
		8,478,645
Diversified Banks–0.62%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	141,042	5,060,587
Diversified Metals & Mining–1.07%
Compass Minerals International, Inc.(b)	138,321	8,685,176
Electrical Components & Equipment–2.51%
Atkore, Inc.(b)(c)	121,959	12,005,644
Regal Rexnord Corp.(b)	55,757	8,295,526
		20,301,170
Gas Utilities–3.18%
National Fuel Gas Co.(b)	150,838	10,362,570
Northwest Natural Holding Co.	149,426	7,728,313
Suburban Propane Partners L.P.	473,982	7,631,110
		25,721,993
Health Care Equipment–3.54%
AtriCure, Inc.(c)	147,148	9,663,209
CryoPort, Inc.(c)	190,200	6,639,882
Heska Corp.(c)	35,350	4,888,198
Tandem Diabetes Care, Inc.(c)	64,592	7,511,404
		28,702,693
Health Care Facilities–4.07%
Acadia Healthcare Co., Inc.(c)	212,783	13,943,670
Tenet Healthcare Corp.(c)	220,884	18,987,189
		32,930,859
Health Care REITs–0.48%
Sabra Health Care REIT, Inc.	264,072	3,932,032
Health Care Services–2.87%
Addus HomeCare Corp.(c)	102,492	9,561,478
LHC Group, Inc.(c)	81,173	13,685,768
		23,247,246
Health Care Supplies–0.43%
BioLife Solutions, Inc.(b)(c)	152,075	3,456,665
Health Care Technology–1.81%
Inspire Medical Systems, Inc.(c)	57,075	14,650,582

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Homebuilding–1.64%
Skyline Champion Corp.(c)	71,118	$3,902,956
TopBuild Corp.(c)	51,859	9,406,704
		13,309,660
Hotel & Resort REITs–1.22%
DiamondRock Hospitality Co.(c)	976,033	9,857,933
Human Resource & Employment Services–3.42%
ASGN, Inc.(c)	120,496	14,063,088
Korn Ferry	209,440	13,601,034
		27,664,122
Hypermarkets & Super Centers–1.59%
BJ’s Wholesale Club Holdings, Inc.(c)	190,398	12,872,809
Industrial Machinery–2.97%
EnPro Industries, Inc.	91,025	8,895,873
Evoqua Water Technologies Corp.(c)	322,601	15,155,795
		24,051,668
Interactive Media & Services–2.13%
Bumble, Inc., Class A(c)	105,594	3,060,114
Ziff Davis, Inc.(c)	146,487	14,177,012
		17,237,126
Investment Banking & Brokerage–1.80%
Stifel Financial Corp.	214,438	14,560,340
Leisure Facilities–0.95%
Cedar Fair L.P.(c)	140,118	7,678,466
Life Sciences Tools & Services–1.58%
Azenta, Inc.(b)	154,136	12,774,792
Metal & Glass Containers–0.83%
Silgan Holdings, Inc.	145,947	6,747,130
Multi-Utilities–1.47%
Avista Corp.	263,092	11,878,604
Office Services & Supplies–0.56%
ACCO Brands Corp.	571,893	4,575,144
Oil & Gas Drilling–0.81%
Helmerich & Payne, Inc.(b)	153,675	6,574,216
Oil & Gas Equipment & Services–0.78%
NOV, Inc.	322,971	6,333,461
Oil & Gas Exploration & Production–2.19%
Chesapeake Energy Corp.	119,247	10,374,489
CNX Resources Corp.(b)(c)	354,007	7,335,025
		17,709,514
Oil & Gas Storage & Transportation–0.57%
Equitrans Midstream Corp.	546,700	4,614,148
Packaged Foods & Meats–1.39%
Simply Good Foods Co. (The)(c)	295,745	11,223,523
Personal Products–0.99%
BellRing Brands, Inc.(b)(c)	349,307	8,062,005
Pharmaceuticals–0.98%
Collegium Pharmaceutical, Inc.(c)	191,482	3,898,573
Shares		Value
Pharmaceuticals–(continued)
Intra-Cellular Therapies, Inc.(c)	66,478	$4,067,789
		7,966,362
Property & Casualty Insurance–1.02%
Definity Financial Corp. (Canada)	324,841	8,296,743
Regional Banks–8.51%
BankUnited, Inc.(b)	235,828	10,366,999
Berkshire Hills Bancorp, Inc.	194,886	5,645,847
Cathay General Bancorp	197,416	8,834,366
Columbia Banking System, Inc.	113,436	3,660,580
FB Financial Corp.	105,435	4,683,423
Heritage Financial Corp.	203,143	5,090,764
OceanFirst Financial Corp.	249,520	5,015,352
Pacific Premier Bancorp, Inc.	245,483	8,677,824
Silvergate Capital Corp., Class A(c)	39,701	5,977,779
Webster Financial Corp.	196,310	11,016,917
		68,969,851
Research & Consulting Services–3.26%
CACI International, Inc., Class A(c)	41,379	12,465,838
KBR, Inc.	255,018	13,957,135
		26,422,973
Restaurants–1.88%
Denny’s Corp.(b)(c)	526,249	7,530,623
Texas Roadhouse, Inc.	91,704	7,678,376
		15,208,999
Semiconductor Equipment–1.10%
MKS Instruments, Inc.(b)	59,257	8,888,550
Semiconductors–2.58%
Allegro MicroSystems, Inc. (Japan)(b)(c)	207,313	5,887,689
Ambarella, Inc.(c)	50,364	5,284,191
Semtech Corp.(c)	140,350	9,731,869
		20,903,749
Specialized REITs–3.12%
Four Corners Property Trust, Inc.(b)	408,232	11,038,593
National Storage Affiliates Trust	226,598	14,221,291
		25,259,884
Specialty Chemicals–0.76%
Amyris, Inc.(c)	427,133	1,862,300
NewMarket Corp.	13,373	4,337,934
		6,200,234
Thrifts & Mortgage Finance–1.50%
WSFS Financial Corp.	260,561	12,147,354
Total Common Stocks & Other Equity Interests (Cost $535,631,102)		791,062,885
Money Market Funds–3.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	10,257,242	10,257,242
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	7,039,858	7,037,746
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	11,722,562	$11,722,562
Total Money Market Funds (Cost $29,017,935)		29,017,550
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.25% (Cost $564,649,037)		820,080,435
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.07%
Invesco Private Government Fund, 0.31%(d)(e)(f)	24,454,601	24,454,601
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.34%(d)(e)(f)	57,066,442	$57,060,735
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,511,393)		81,515,336
TOTAL INVESTMENTS IN SECURITIES–111.32% (Cost $646,160,430)		901,595,771
OTHER ASSETS LESS LIABILITIES—(11.32)%		(91,656,310)
NET ASSETS–100.00%		$809,939,461
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,719,425	$13,814,802	$(9,276,985)	$-	$-	$10,257,242	$204
Invesco Liquid Assets Portfolio, Institutional Class	3,797,951	9,867,716	(6,626,418)	(385)	(1,118)	7,037,746	522
Invesco Treasury Portfolio, Institutional Class	6,536,485	15,788,345	(10,602,268)	-	-	11,722,562	586
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,179,539	57,175,431	(57,900,369)	-	-	24,454,601	6,597*
Invesco Private Prime Fund	58,752,256	128,630,064	(130,323,716)	4,470	(2,339)	57,060,735	21,095*
Total	$99,985,656	$225,276,358	$(214,729,756)	$4,085	$(3,457)	$110,532,886	$29,004

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$791,062,885	$—	$—	$791,062,885
Money Market Funds	29,017,550	81,515,336	—	110,532,886
Total Investments	$820,080,435	$81,515,336	$—	$901,595,771
Invesco V.I. Main Street Small Cap Fund®